Sharebased compensation	12 Months Ended
Dec. 31, 2023
Sharebased compensation
Share-based compensation

14. Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the year ended December 31, 2023, the Company granted 2,488,000 (2022 – 60,000 and 2021 – 2,841,086) share options to directors, officers, employees and consultants of the Company.

The change in the number of share options outstanding during the year ended December 31, 2023, were as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	418,529	3.71
Granted	2,488,000	1.52
Forfeited	(123,500)	2.09
Exercised	(21,000)	1.30
Expired	(301,414)	4.03
Outstanding as at December 31, 2023	2,460,615	1.56
Exercisable as at December 31, 2023	2,396,863	1.54

The change in the number of share options outstanding during the year ended December 31, 2022, were as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2021	3,224,859	2.75
Granted	60,000	1.30
Forfeited	(4,000)	3.75
Expired	(42,226)	3.71
Cancelled	(2,820,104)	2.56
Outstanding as at December 31, 2022	418,529	3.71
Exercisable as at December 31, 2022	416,271	3.71

The change in the number of share options outstanding during the year ended December 31, 2021, were as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2020	1,693,063	6.11
Granted	2,841,086	2.26
Forfeited	(47,500)	4.83
Expired	(953,803)	4.87
Cancelled	(307,987)	9.85
Outstanding as at December 31, 2021	3,224,859	2.75
Exercisable as at December 31, 2021	3,197,601	2.72

During the year ended December 31, 2023, 301,414 share options (2022 – 42,226 and 2021 – 953,803) related to former officers and employees who are no longer with the Company expired. Individuals who are no longer with the Company have 30 days after their last day to exercise any vested share options. Vested options that remain unexercised after 30 days expire.

During the year ended December 31, 2022, the Company cancelled 2,820,104 share options issued to officers and consultants of the Company and issued 2,820,104 replacement performance share units.

Measurement of fair values

The fair value of share options granted during the year ended December 31, 2023, 2022 and 2021, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2023	2022	2021
Grant date share price	C$1.28 - C$2.48	C$1.19	C$1.96 — C$2.85
Exercise price	C$1.30 - C$2.45	C$1.30	C$1.70 — C$4.25
Expected dividend yield	—	—	—
Risk free interest rate	2.91% - 3.99%	2.87%	0.34% — 1.10%
Expected life	3 - 5 years	3 years	2 — 6 years
Expected volatility	95% - 110%	112%	116% — 132%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	2,000,000	4.07	1.30	2,000,000
1.70	67,980	1.87	1.70	67,980
2.25	50,002	0.42	2.25	50,000
2.31	15,000	2.16	2.31	15,000
2.31	15,000	2.23	2.31	15,000
2.45	294,000	2.15	2.45	231,500
2.91	5,150	2.00	2.91	5,150
3.75	5,000	0.21	3.75	5,000
3.86	5,000	2.86	3.86	3,750
50.25	3,483	0.28	50.25	3,483
1.56	2,460,615	3.66	1.54	2,396,863

The following table is a summary of the Company’s share options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	60,000	2.58	1.30	60,000
1.70	103,453	2.21	1.70	103,453
2.25	168,898	1.04	2.25	168,898
2.61	12,687	0.49	2.61	12,683
2.91	5,150	3.00	2.91	5,150
3.75	5,000	1.21	3.75	5,000
3.86	5,000	3.86	3.86	2,750
5.43	16,265	0.49	5.43	16,264
10.65	3,731	0.49	10.65	3,730
13.07	10,856	0.49	13.07	10,855
13.47	1,418	0.49	13.47	1,418
16.08	18,410	0.49	16.08	18,409
17.89	4,178	0.49	17.89	4,178
50.25	3,483	1.28	50.25	3,483
3.71	418,529	1.52	3.71	416,271

The following table is a summary of the Company’s share options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.70	154,953	3.46	1.70	154,953
2.25	2,559,995	2.42	2.25	2,559,995
2.61	12,684	1.49	2.61	12,683
2.91	5,150	4.00	2.91	5,150
3.75	10,500	3.92	3.75	6,500
3.86	256,245	3.21	3.86	252,993
4.42	99,503	0.71	4.42	99,502
4.75	15,000	3.29	4.75	15,000
5.43	16,265	1.49	5.43	16,264
7.63	50,000	4.00	7.63	30,000
10.65	3,731	1.49	10.65	3,730
13.07	10,856	1.49	13.07	10,855
13.47	1,418	1.49	13.47	1,418
16.08	18,410	1.49	16.08	18,409
17.89	4,178	1.49	17.89	4,178
18.09	2,488	1.24	18.09	2,488
50.25	3,483	2.28	50.25	3,483
2.75	3,224,859	2.50	2.72	3,197,601

[ii] Performance Share Units (“PSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan in order to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs. Each PSU converts into one common share of the Company at $nil exercise price. The Company’s PSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution.

The change in the number of PSUs during the years ended December 31, 2023 and 2022, is as follows:

Number of PSUs
#
Outstanding as at December 31, 2021	—
Granted	2,820,104
Converted to Class B Common shares	(400,000)
Outstanding as at December 31, 2022	2,420,104
Granted	400,000
Forfeited	(100,000)
Converted to Class B Common shares	(2,720,104)
Outstanding as at December 31, 2023	—

During the year ended December 31, 2023, the Company converted 2,720,104 PSUs to Class B shares. The PSUs were fully vested as of January 6, 2023, upon the filing of the MS Phase 1 IND. During the year ended December 31, 2023, 100,000 PSUs related to a former independent director who is no longer with the Company were forfeited.

The Company recognized share-based compensation for the years ended December 31, 2023, 2022 and 2021 as follows:

	For the years ended December 31,
	2023	2022	2021
	$	$	$
Share options	1,951,757	69,780	3,594,005
PSUs	458,253	1,291,978	98,513
Class B Common Shares issued for services	36,000	169,500	174,537
Class B Common Shares issued for compensation	—	—	3,576,875
Warrants issued for services	1,372,763	—	—
Other (i)	16,702	—	—
	3,835,475	1,531,258	7,443,930

(i)	Share-based compensation related to share options and restricted share units issued by Celly and convertible into common shares of Celly.